Infrareit Acquisition	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Infrareit Acquisition [Abstract]
INFRAREIT ACQUISITION

11.   INFRAREIT ACQUISITION

On May 16, 2019, we completed the InfraREIT Acquisition, pursuant to which we acquired all of the equity interests of InfraREIT and its subsidiary, InfraREIT Partners.  In connection with and immediately following the closing of the InfraREIT Acquisition, on May 16, 2019, we extinguished all outstanding debt of InfraREIT and its subsidiaries through repaying $602 million principal amount of InfraREIT subsidiary debt and exchanging $351 million principal amount of InfraREIT subsidiary debt for new Oncor senior secured debt.

The assets we acquired include approximately 1,575 miles of transmission lines, including 1,235 circuit miles of 345kV transmission lines and approximately 340 circuit miles of 138kV transmission lines. The north, central, and west Texas transmission system acquired by us in the transaction is directly connected to approximately 20 operational generation facilities totaling approximately 3,900 MW and serves over 50 substations.

Business Combination Accounting

We accounted for the InfraREIT Acquisition as a business acquisition with identifiable assets acquired and liabilities assumed recorded at their estimated fair values on the closing date. The combined results of operations are reported in our condensed consolidated financial statements beginning as of the closing date.

The following table sets forth the final purchase price paid.  In the three months ended March 31, 2020, we made no material purchase price allocation adjustments.  The final purchase price allocation was completed as of March 31, 2020.

Purchase of outstanding InfraREIT shares and units	$1,275
Certain transaction costs of InfraREIT paid by Oncor (a)	49
Total purchase price paid	$1,324

__________________

(b)

Represents certain transaction costs incurred by InfraREIT in connection with the transaction and paid by Oncor, including a $40 million management termination fee payable to an affiliate of Hunt Consolidated, Inc.

Unaudited Pro Forma Financial Information

The following unaudited pro forma financial information for the three months ended March 31, 2019 assumes that the InfraREIT Acquisition occurred on January 1, 2018. The unaudited pro forma financial information is provided for information purposes only and is not necessarily indicative of the results of operations that would have occurred had the InfraREIT Acquisition been completed on January 1, 2018, nor is the unaudited pro forma financial information indicative of future results of operations, which may differ materially from the pro forma financial information presented here.

Three Months Ended March 31,
2019
Oncor Consolidated Pro Forma Revenues	$1,072

The unaudited pro forma financial information above excludes pro forma earnings due to the impracticability of a calculation.  The acquiree previously operated under a real estate investment trust structure with a unique cost structure and unique federal tax attributes.  An accurate retrospective application cannot be objectively and reliably calculated as the new cost structure and new tax attributes would require a significant amount of estimates and judgments.

2.   ACQUISITION ACTIVITY

InfraREIT Acquisition

On May 16, 2019, we completed the InfraREIT Acquisition, pursuant to which we acquired all of the equity interests of InfraREIT and its subsidiary, InfraREIT Partners. The InfraREIT Acquisition occurred through the merger of InfraREIT with and into a newly formed wholly owned subsidiary of Oncor, followed by the merger of another newly formed wholly owned subsidiary of Oncor with and into InfraREIT Partners.  The stockholders of InfraREIT and the limited partners of InfraREIT Partners received $21.00 in cash per share of common stock or limited partnership unit, as applicable, resulting in a total cash consideration of $1,275 million.  In addition, we paid certain transaction costs incurred by InfraREIT (including a management agreement termination fee of $40 million that InfraREIT paid an affiliate of Hunt Consolidated, Inc. at closing), with the aggregate cash consideration and payment of InfraREIT expenses totaling $1,324 million.

In connection with and immediately following the closing of the InfraREIT Acquisition, on May 16, 2019, we extinguished all $953 million outstanding principal amount of debt of InfraREIT and its subsidiaries through repaying $602 million principal amount of InfraREIT subsidiary debt and exchanging $351 million principal amount of InfraREIT subsidiary debt for new Oncor senior secured debt, as discussed in more detail in Notes 6 and 7.

On May 15, 2019, in connection with the InfraREIT Acquisition, we received capital contributions in an aggregate amount of $1,330 million from Sempra and certain indirect equity holders of Texas Transmission to fund the cash consideration and certain transaction expenses.

As a condition to the InfraREIT Acquisition, SDTS, and SDTS’s tenant, SU, completed the SDTS-SU Asset Exchange immediately prior to the closing of the InfraREIT Acquisition, pursuant to which SDTS exchanged certain of its south Texas assets for certain north Texas assets owned by SU. The north Texas assets acquired by SDTS consisted of certain real property and other assets owned by SU and used in the electric transmission and distribution business in central, north and west Texas, as well as equity interests in GS Project Entity, L.L.C., a Texas limited liability company that was merged with and into SDTS. The south Texas assets acquired by SU consisted of real property and other assets near the Texas-Mexico border. As a result of the InfraREIT Acquisition closing, we and our subsidiary NTU now own all of the assets and projects in the north, central, west and panhandle regions of Texas held by SDTS and SU immediately prior to the InfraREIT Acquisition, and Sharyland owns the assets that were held by SU and SDTS in south Texas immediately prior to the InfraREIT Acquisition.  The assets we acquired include approximately 1,575 miles of transmission lines, including 1,235 circuit miles of 345kV transmission lines and approximately 340 circuit miles of 138kV transmission lines. The north, central, and west Texas transmission system acquired by us in the transaction is directly connected to approximately 20 operational generation facilities totaling approximately 3,900 MW and serves over 50 substations.  We also acquired various projects in the north, central, west and panhandle regions of Texas, including a joint project with Lubbock Power & Light (LP&L) for the build out and associated station work to join most of the City of Lubbock’s electric facilities to the ERCOT market. Costs and investments for this project are ultimately to be split between Oncor and LP&L, with Oncor performing the construction and invoicing LP&L for its portion of the costs on a monthly basis.

In addition, as a condition to the closing of the SDTS-SU Asset Exchange, Sempra acquired an indirect 50 percent interest in Sharyland Holdings, the parent of Sharyland, in the Sempra-Sharyland Transaction. As a result of the Sempra-Sharyland Transaction, Sharyland is now our affiliate for purposes of PUCT rules.  Pursuant to the agreement governing the SDTS-SU Asset Exchange and the PUCT order in Docket No. 48929 approving the InfraREIT Acquisition, upon closing of the InfraREIT Acquisition we entered into an operation agreement pursuant to which we will provide certain operations services to Sharyland at cost with no markup or profit.

Business Combination Accounting

We accounted for the InfraREIT Acquisition as a business acquisition with identifiable assets acquired and liabilities assumed recorded at their estimated fair values on the closing date. The combined results of operations are reported in our consolidated financial statements beginning as of the closing date. A summary of techniques used to estimate the preliminary fair value of the identifiable assets and liabilities is listed below.

•

Assets and liabilities that are included in the PUCT cost-based regulatory rate-setting processes are recorded at fair values equal to their regulatory carrying value consistent with GAAP and industry practice.

•	Working capital was valued using market information (Level 2).

The following tables set forth the purchase price paid and the allocation of the total purchase price paid to the identifiable assets acquired and liabilities assumed. The purchase price allocation is preliminary and the allocation to each identifiable asset acquired and liability assumed may change based upon the receipt of more detailed information and additional analyses related primarily to income tax liabilities.  In the year ended December 31, 2019, we made various purchase price allocation adjustments related primarily to working capital accounts resulting in an $11 million reduction to goodwill.  We currently expect the final purchase price allocation will be completed no later than the second quarter of 2020.

The total purchase price paid was comprised of the following

Purchase of outstanding InfraREIT shares and units	$1,275
Certain transaction costs of InfraREIT paid by Oncor (a)	49
Total purchase price paid	$1,324

________________

(a)

Represents certain transaction costs incurred by InfraREIT in connection with the transaction and paid by Oncor, including a $40 million management termination fee payable to an affiliate of Hunt Consolidated, Inc.

Purchase price allocation is as follows:
As of May 16, 2019
Assets acquired:
Current assets	$45
Property, plant and equipment - net	1,800
Goodwill	676
Regulatory assets	16
Other noncurrent assets	10
Total assets acquired	2,547

Liabilities assumed:
Short-term debt	115
Other current liabilities	24
Regulatory liabilities	148
Liability in lieu of deferred income taxes	97
Long-term debt, including due currently	839
Total liabilities assumed	1,223
Net assets acquired	1,324
Total purchase price paid	$1,324

The goodwill of $676 million arising from the InfraREIT Acquisition is attributable to the assets acquired, which expand our transmission footprint and help us support ERCOT market growth. None of the goodwill is recoverable nor provides a tax benefit in the rate-making process.  We did not assume any employee benefit obligations in the acquisition.

Acquisition costs incurred in the InfraREIT Acquisition by Oncor and recorded to other deductions totaled $9 million in 2019.  Our statements of consolidated income include revenues and net income of the acquired business totaling $156 million and $58 million, respectively, since the May 16, 2019 acquisition date.

Unaudited Pro Forma Financial Information

The following unaudited pro forma financial information for the year ended December 31, 2019 and 2018 assumes that the InfraREIT Acquisition occurred on January 1, 2018. The unaudited pro forma financial information is provided for information purposes only and is not necessarily indicative of the results of operations that would have occurred had the InfraREIT Acquisition been completed on January 1, 2018, nor is the unaudited pro forma financial information indicative of future results of operations, which may differ materially from the pro forma financial information presented here.

	Year Ended December 31,
	2019	2018
Oncor Consolidated Pro Forma Revenues	$4,431	$4,318

The unaudited pro forma financial information above excludes pro forma earnings due to the impracticability of a calculation.  The acquiree previously operated under a real estate investment trust structure with a unique cost structure and unique federal tax attributes.  An accurate retrospective application cannot be objectively and reliably calculated as the new cost structure and new tax attributes would require a significant amount of estimates and judgments.

Sharyland 2017 Asset Exchange

In November, 2017, we exchanged approximately $383 million of our transmission assets, consisting of 517 circuit miles of 345kV transmission lines, and approximately $25 million in cash for approximately $408 million of the Sharyland Entities’ distribution assets (constituting substantially all of their electricity distribution business) and certain of their transmission assets pursuant to the Sharyland 2017 Agreement. The Sharyland 2017 Asset Exchange expanded our customer base in west Texas and provides some potential growth opportunities for our distribution network. The exchange of assets between Oncor and the Sharyland Entities was structured to qualify, in part, as a simultaneous tax deferred like kind exchange to the extent that the assets exchanged are of “like kind” (within the meaning of section 1031 of the Code). The Sharyland 2017 Asset Exchange did not have a material effect on our results of operations, financial position or cash flows.